2017, 2018 and 2020 Warrants - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 02, 2020	Jun. 24, 2019	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 06, 2020
Class of Warrant or Right [Line Items]
Period for financing to occur before warrant becomes exercisable for a SAFE						2 years
Change in fair value of warrant liabilities			$ (46,649)	$ (309)		$ (268,266)	$ (256)
Class A Common Stock | Common Stock
Class of Warrant or Right [Line Items]
Conversion of SAFE into Series A common stock or Issuance of Class A common stock upon exercise of warrants (in shares)	1,466,155	3,612,062	15,757,955			1,466,155	3,612,062
2017, 2018, And 2020 Warrants
Class of Warrant or Right [Line Items]
Change in fair value of warrant liabilities						$ 27,300	$ 256
Warrants outstanding (in shares)						0
2017 Warrants
Class of Warrant or Right [Line Items]
Number of shares available for purchase, percentage of principal advances under 2017 Note						10.00%
Number of shares available for purchase, calculation benchmark, percentage of price per share for equity securities issued						70.00%
Period for financing to occur before warrant becomes exercisable for a SAFE						2 years
Warrants exercisable for a SAFE, invested amount, percentage of advances under 2017 Note						10.00%
2020 Warrants
Class of Warrant or Right [Line Items]
Number of shares available for purchase, percentage of principal advances under 2017 Note								10.00%
Warrant coverage percentage					10.00%